EQUITY	12 Months Ended
Mar. 31, 2013
EQUITY

15. EQUITY

Under the Companies Act of Japan (the Companies Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Companies Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2013 included in retained earnings was ¥18,510 million.

The Companies Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2013 was ¥748,606 million.

The accompanying consolidated financial statements for the year ended March 31, 2013 do not include any provision for the year-end dividend of ¥60 per share aggregating ¥11,006 million payable on June 27, 2013 which was approved by the shareholders at the shareholder’s meeting held on June 26, 2013.

Kyocera’s equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries accounted for by the equity method of accounting aggregating ¥(2,079) million at March 31, 2013 was included in retained earnings.

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2010	¥23,468	¥(82)	¥1,053	¥(75,449)	¥(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	40,735	(70)	(12,290)	(110,014)	(81,639)
Net change for the year	94,513	2	(11,111)	48,648	132,052
Other	—	0	(14)	(261)	(275)

Balance at March 31, 2013	¥135,248	¥(68)	¥(23,415)	¥(61,627)	¥50,138

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive income (loss)	¥(22,204)	¥(2,368)	¥(24,572)

For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)
Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive income (loss)	¥(7,035)	¥1,208	¥(5,827)

For the year ended March 31, 2013:
Net unrealized gains on securities:
Amount arising during the year	¥151,607	¥(55,708)	¥95,899
Reclassification adjustments for gains and losses realized in net income	(3,800)	2,414	(1,386)

Net change for the year	147,807	(53,294)	94,513
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	24	(146)
Reclassification adjustments for gains and losses realized in net income	182	(34)	148

Net change for the year	12	(10)	2
Pension adjustments:
Amount arising during the year	(13,508)	3,689	(9,819)
Reclassification adjustments for gains and losses realized in net income	(1,940)	648	(1,292)

Net change for the year	(15,448)	4,337	(11,111)
Foreign currency translation adjustments	48,648	—	48,648

Other comprehensive income (loss)	¥181,019	¥(48,967)	¥132,052